Lease arrangements - Summary of lease liability (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of lease liabilities
Total lease liabilities	£ (97)	£ (103)
Property
Disclosure of lease liabilities
Current lease liabilities	(29)	(37)
Non-current lease liabilities	(65)	(63)
Non-property
Disclosure of lease liabilities
Current lease liabilities	(1)	(1)
Non-current lease liabilities	£ (2)	£ (2)